Share option plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2011 Stock Options [Member] USD ($)	Nov. 30, 2011 Stock Options [Member] NOK	Nov. 30, 2010 Stock Options [Member] USD ($)	Nov. 30, 2010 Stock Options [Member] NOK	Apr. 30, 2010 Stock Options [Member] USD ($)	Apr. 30, 2010 Stock Options [Member] NOK	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] NOK	Dec. 31, 2008 Stock Options [Member] USD ($)	Dec. 31, 2008 Stock Options [Member] NOK	Dec. 31, 2007 Stock Options [Member] USD ($)	Dec. 31, 2007 Stock Options [Member] NOK	Dec. 31, 2006 Stock Options [Member] USD ($)	Dec. 31, 2006 Stock Options [Member] NOK	Dec. 31, 2012 Stock Options [Member] Minimum [Member] NOK	Dec. 31, 2012 Stock Options [Member] Maximum [Member] NOK	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2011 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2010 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2012 2011 Program [Member] Stock Options [Member]
Share option plans [Abstract]
Share options granted recognized as personnel expenses	$ 8	$ 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																									1 year	5 years
Fair value assumptions used to determine the value of options [Abstract]
Risk-free interest rate (in hundredths)									2.25%	2.72%																	0.67%
Volatility (in hundredths)									28.00%	31.00%																	24.30%
Dividend yield (in hundredths)									0.00%	0.00%																	0.00%
Option holder retirement rate (in hundredths)									0.00%	0.00%
Expected option term									5 years	5 years																	4 years
Vesting of options granted (in hundredths)																						100.00%
Options [Roll Forward]
Outstanding at beginning of year (in shares)																						5,420,438	5,512,400	6,199,833
Granted (in shares)																						181,012	1,786,771	1,910,000
Exercised (in shares)																						(1,415,000)	(1,638,165)	(2,329,000)
Forfeited (in shares)																						(312,559)	(240,568)	(268,433)
Outstanding at end of year (in shares)																						3,875,891	5,420,438	5,512,400
Exercisable at end of year (in shares)																						1,164,214	1,598,412	1,645,333
Weighted average exercise price [Roll Forward]
Outstanding at beginning of year (in US dollars per share)																						$ 26.16	$ 20.30	$ 13.87
Granted (in US dollars per share)																						$ 37.41	$ 34.68	$ 29.94
Exercised (in US dollars per share)																						$ 16.39	$ 16.33	$ 11.88
Forfeited (in US dollars per share)																						$ 30.84	$ 21.98	$ 14.99
Outstanding at end of year (in US dollars per share)																						$ 29.88	$ 26.16	$ 20.30
Exercisable at end of year (in US dollars per share)																						$ 21.19	$ 19.82	$ 16.03
Options, exercise price range, lower range limit												$ 14.09	90.83	$ 14.09	90.83	$ 15.23	98.63	$ 2.23
Options, exercise price range, upper range limit												$ 16.24	104.64	$ 16.24	104.64	$ 22.35	129.63	$ 16.28	102.00
Options, exercise price			$ 34.68	202.10			$ 23.13	137.40												202.10	224.53
Options granted to Americans, exercise price					$ 31.4	192.90
Options granted to non-Americans, exercise price					$ 31.06	185.20
Award vesting rights			can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one third after 12 or 15 months	may be exercised one third after 12 or 15 months				may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted
Weighted average grant-date fair value of options granted (in US dollars per share)									$ 7.06	$ 7.07	$ 8.96
Unrecognized compensation costs relating to non-vested options granted under the Options Schemes									11	20
Future amortization of unrecognized compensation costs relating to non-vested options [Abstract]
2013									6
2014									3
2015									2
Options, weighted average remaining contractual life									39 months	45 months
Options, weighted average fair value (in US dollars per share)									$ 7.75	$ 11.20
Total intrinsic value of options exercised									40	32	22
Intrinsic value of options fully vested but not exercised									$ 18
Average remaining term of options fully vested but not exercised									24 months